Shareholder Report, Average Annual Return (Details) 196387_SanJac Alpha Low Duration ETF_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	May 31, 2026	May 31, 2026
SanJac Alpha Low Duration ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SanJac Alpha Low Duration ETF NAV
Average Annual Return, Percent	5.20%	4.67%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%	2.48%